UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.2%
	Brazil – 4.7%
8,140	Banco Bradesco S.A. - ADR	$65,771
22,000	Banestes S.A. Banco do Estado do Espirito Santo	21,394
9,700	CCR S.A.	27,214
6,000	Cia de Saneamento de Minas Gerais-COPASA	65,031
5,600	Cosan S.A. Industria e Comercio	55,011
4,400	Fibria Celulose S.A. - ADR	86,504
14,100	Itau Unibanco Holding S.A. - ADR	169,059
16,317	Itausa - Investimentos Itau S.A.	46,952
72,500	JBS S.A.	174,233
9,900	Petroleo Brasileiro S.A. - ADR	116,127
4,200	Qualicorp S.A.	22,436
29,400	Sao Martinho S.A.	152,746
11,100	Telefonica Brasil S.A. - ADR	122,544
13,400	Tupy S.A.	71,868
33,974	Vale S.A. - ADR	498,059
26,100	Via Varejo S.A.	49,720
		1,744,669
	Chile – 1.2%
87,831	AES Gener S.A.	23,353
7,412	AntarChile S.A.	127,193
116,663	Colbun S.A.	26,033
11,239	Empresas CMPC S.A.	45,473
4,000	Enel Americas S.A. - ADR	35,080
339,634	Enel Chile S.A.	36,081
9,207	Enersis Chile S.A. - ADR	48,337
80,000	Grupo Security S.A.	38,072
1,330	Inversiones La Construccion S.A.	22,141
103,232	Socovesa S.A.	54,225
		455,988
	China – 31.1%
190,000	361 Degrees International Ltd.	55,191
24,000	Agile Property Holdings Ltd.	36,876
358,000	Agricultural Bank of China Ltd. - Class H	173,319
6,200	Alibaba Group Holding Ltd. - ADR *	1,160,826
13,500	Anhui Conch Cement Co., Ltd. - Class H	86,427
24,000	Anhui Expressway Co., Ltd. - Class H	14,096
282,000	AVIC International Holdings Ltd. - Class H	150,537
49,000	BAIC Motor Corp. Ltd. - Class H [1]	40,703
600	Baidu, Inc. - ADR *	148,308
446,000	Bank of China Ltd. - Class H	209,104
194,000	Bank of Communications Co., Ltd. - Class H	139,894
130,000	China Aoyuan Property Group Ltd.	95,068
152,000	China CITIC Bank Corp. Ltd. - Class H	97,407

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	China (Continued)
38,000	China Communications Services Corp. Ltd. - Class H	$24,061
697,000	China Construction Bank Corp. - Class H	631,368
839,000	China Datang Corp. Renewable Power Co., Ltd. - Class H	158,199
412,000	China Dongxiang Group Co., Ltd.	68,237
463,000	China Everbright Bank Co., Ltd. - Class H	202,918
18,000	China Evergrande Group *	49,649
47,500	China Harmony New Energy Auto Holding Ltd.	19,910
24	China Literature Ltd. * 1	201
30,000	China Longyuan Power Group Corp. Ltd. - Class H	27,940
68,000	China Lumena New Materials Corp. * 2	—
6,000	China Metal Recycling Holdings Ltd. * 2	—
40,500	China Mobile Ltd.	365,316
36,000	China National Building Material Co., Ltd. - Class H	39,031
166,000	China Petroleum & Chemical Corp. - Class H	160,097
18,000	China Railway Construction Corp. Ltd. - Class H	21,717
41,000	China Railway Group Ltd. - Class H	35,572
88,000	China Resources Cement Holdings Ltd.	100,231
14,000	China Resources Land Ltd.	51,191
18,500	China Resources Pharmaceutical Group Ltd. [1]	26,916
65,500	China Shenhua Energy Co., Ltd. - Class H	147,705
229,000	China Suntien Green Energy Corp. Ltd. - Class H	73,230
9,800	China Taiping Insurance Holdings Co., Ltd.	33,524
128,000	China Telecom Corp. Ltd. - Class H	60,501
12,600	China Vanke Co., Ltd. - Class H	40,212
63,500	China Yongda Automobiles Services Holdings Ltd.	51,534
2,400	China Yuchai International Ltd.	47,904
77,000	China ZhengTong Auto Services Holdings Ltd.	45,617
178,000	Chongqing Machinery & Electric Co., Ltd. - Class H	15,421
48,000	CIFI Holdings Group Co., Ltd.	31,188
118,000	CNOOC Ltd.	197,240
227,000	Consun Pharmaceutical Group Ltd.	172,945
43,000	Country Garden Holdings Co., Ltd.	66,617
139,000	Dah Chong Hong Holdings Ltd.	65,878
35,000	Dawnrays Pharmaceutical Holdings Ltd.	19,977
32,300	Fang Holdings Ltd. - ADR *	104,652
35,500	Fosun International Ltd.	64,857
32,000	Future Land Development Holdings Ltd.*	28,742
240,800	Guangzhou Automobile Group Co., Ltd. - Class H	225,795
26,000	Guangzhou R&F Properties Co., Ltd. - Class H	46,706
156,000	Huadian Fuxin Energy Corp. Ltd. - Class H	36,967
144,000	Huaneng Renewables Corp. Ltd. - Class H	53,570
578,000	Industrial & Commercial Bank of China Ltd. - Class H	427,843
80,500	Kingboard Chemical Holdings Ltd.	280,500
276,000	Kingboard Laminates Holdings Ltd.	329,831

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	China (Continued)
20,000	Lee & Man Paper Manufacturing Ltd.	$19,442
20,000	Logan Property Holdings Co., Ltd.	25,022
50,000	Lonking Holdings Ltd.	22,933
59,500	Luye Pharma Group Ltd.	57,839
530,000	Maoye International Holdings Ltd.	49,968
30,000	Nine Dragons Paper Holdings Ltd.	37,074
174,000	Overseas Chinese Town Asia Holdings Ltd.	76,258
32,000	PetroChina Co., Ltd. - Class H	24,421
21,500	Ping An Insurance Group Co. of China Ltd. - Class H	199,411
320,000	Postal Savings Bank of China Co., Ltd. - Class H [1]	214,445
36,000	Qingdao Port International Co., Ltd. - Class H * 1	26,235
238,000	Shanghai Prime Machinery Co., Ltd. - Class H *	36,386
66,000	Shengjing Bank Co., Ltd. - Class H [1]	39,773
37,000	Shimao Property Holdings Ltd.	104,885
66,000	Shougang Fushan Resources Group Ltd.	15,892
208,000	Sihuan Pharmaceutical Holdings Group Ltd.	44,785
129,500	Sino-Ocean Group Holding Ltd.	73,089
36,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	21,603
3,600	Sinopharm Group Co., Ltd. - Class H	15,227
353,000	Sinosoft Technology Group Ltd.	119,179
108,000	Sinotruk Hong Kong Ltd.	153,006
25,000	Spring Real Estate Investment Trust - REIT	10,415
803,000	Springland International Holdings Ltd.	181,079
35,500	Tencent Holdings Ltd.	1,606,503
42,500	Texhong Textile Group Ltd.	69,307
70,000	Tianneng Power International Ltd.	96,317
364,000	Time Watch Investments Ltd.	51,012
88,000	Tomson Group Ltd.	31,616
47,805	Tonly Electronics Holdings Ltd.	46,897
23,000	Want Want China Holdings Ltd.	19,017
80,000	Weichai Power Co., Ltd. - Class H	97,540
140,000	Weiqiao Textile Co. - Class H	58,325
468,000	Xinyi Solar Holdings Ltd.	139,522
76,000	Yanzhou Coal Mining Co., Ltd. - Class H	94,503
28,000	Yuzhou Properties Co., Ltd.	15,767
4,200	YY, Inc. - ADR *	391,566
96,000	Zhongsheng Group Holdings Ltd.	218,685
		11,564,210
	Colombia – 0.7%
7,435	Banco de Bogota S.A.	176,197
4,500	Ecopetrol S.A. - ADR	96,165
		272,362

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Czech Republic – 0.3%
134	Philip Morris CR A.S.	$92,516

	Egypt – 0.3%
5,609	Credit Agricole Egypt SAE	13,729
8,826	ElSewedy Electric Co.	92,092
18,294	Faisal Islamic Bank of Egypt	17,117
		122,938
	Greece – 0.5%
1,902	Aegean Airlines S.A.	18,104
1,137	Autohellas S.A.	31,376
2,693	Bank of Greece	46,447
2,307	Motor Oil Hellas Corinth Refineries S.A.	48,989
2,310	Mytilineos Holdings S.A.	23,230
2,909	Terna Energy S.A.	19,117
		187,263
	Hungary – 0.0%
11,641	Magyar Telekom Telecommunications PLC	16,806

	India – 8.9%
1,203	Automotive Axles Ltd.	21,596
426	Bajaj Holdings & Investment Ltd.	18,040
63,817	Balrampur Chini Mills Ltd.	68,203
11,619	Bharat Petroleum Corp. Ltd.	66,026
4,794	Coal India Ltd.	18,250
2,046	Cyient Ltd.	21,012
11,022	Dewan Housing Finance Corp. Ltd.	96,502
91,442	Future Enterprises Ltd.	49,530
1,370	GAIL India Ltd. - GDR	46,854
1,350	Graphite India Ltd.	19,957
59,617	Gujarat Ambuja Exports Ltd.	189,144
22,239	HCL Technologies Ltd.	312,932
771	Hero MotoCorp Ltd.	37,034
50,351	Himachal Futuristic Communications Ltd. *	19,051
14,858	Hindalco Industries Ltd.	46,229
11,468	Hindustan Petroleum Corp. Ltd.	47,620
25,670	HT Media Ltd.	20,922
5,416	Indiabulls Housing Finance Ltd.	102,423
6,326	Indiabulls Housing Finance Ltd. - GDR	119,632
13,454	Indian Oil Corp. Ltd.	32,239
5,500	Infosys Ltd. - ADR	110,990
14,678	IRB Infrastructure Developers Ltd.	42,994
7,712	ITC Ltd.	33,474
8,550	Jindal Saw Ltd.	11,020
30,679	JK Tyre & Industries Ltd.	58,440

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	India (Continued)
46,007	JM Financial Ltd.	$79,220
12,647	JSW Steel Ltd.	60,924
4,064	Jubilant Life Sciences Ltd.	43,783
1,144	Maharashtra Scooters Ltd.	50,285
24,638	Mangalore Refinery & Petrochemicals Ltd.	29,079
15,673	Muthoot Finance Ltd.	92,446
14,328	NCC Ltd./India	19,334
59,289	NHPC Ltd.	20,531
6,426	NIIT Technologies Ltd.	114,951
13,270	NTPC Ltd.	29,960
16,631	Oil & Natural Gas Corp. Ltd.	40,179
14,771	PC Jeweller Ltd. *	19,620
12,614	Petronet LNG Ltd.	42,144
60,280	Power Finance Corp. Ltd.	76,727
17,631	Power Grid Corp. of India Ltd.	46,863
21,189	Redington India Ltd.	33,365
4,923	Reliance Industries Ltd. - GDR [1]	168,367
1,786	Shriram Transport Finance Co., Ltd.	35,991
10,357	Star Cement Ltd.	17,230
19,341	Suven Life Sciences Ltd.	64,929
18,789	Tata Power Co., Ltd.	20,423
2,419	Tata Steel Ltd.	19,859
7,389	Tata Steel Ltd. - GDR	60,590
6,745	Tech Mahindra Ltd.	66,947
2,878	TV Today Network Ltd.	17,817
3,693	Vaibhav Global Ltd. *	38,189
1,077	Vardhman Textiles Ltd.	19,019
16,894	Vedanta Ltd.	54,732
8,500	Vedanta Ltd. - ADR	109,735
16,615	Wockhardt Ltd. *	142,491
12,953	Yes Bank Ltd.	69,490
		3,315,334
	Indonesia – 2.0%
372,500	Adaro Energy Tbk P.T.	49,210
137,300	Adhi Karya Persero Tbk P.T.	15,282
92,000	Adira Dinamika Multi Finance Tbk P.T.	53,592
192,300	Astra Otoparts Tbk P.T.	19,470
250,400	Bank Negara Indonesia Persero Tbk P.T.	128,499
1,306,300	Bank Pembangunan Daerah Jawa Timur Tbk P.T.	58,883
1,255,800	BFI Finance Indonesia Tbk P.T.	53,994
20,800	Indah Kiat Pulp & Paper Corp. Tbk P.T.	27,695
106,500	Indofood Sukses Makmur Tbk P.T.	46,899
94,200	Indomobil Sukses Internasional Tbk P.T.	18,814

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Indonesia (Continued)
166,300	Link Net Tbk P.T.	$48,783
795,100	Mitra Pinasthika Mustika Tbk P.T.	52,933
72,402	Paninvest Tbk P.T. *	5,096
1,024,300	Perusahaan Perkebunan London Sumatra Indonesia Tbk P.T.	71,389
126,300	PP Persero Tbk P.T.	18,218
21,900	United Tractors Tbk P.T.	53,535
137,900	Waskita Karya Persero Tbk P.T.	20,274
		742,566
	Malaysia – 2.7%
7,200	AEON Credit Service M Bhd	26,497
64,600	AirAsia Group Bhd	56,575
45,500	Berjaya Sports Toto Bhd	26,416
48,700	Bermaz Auto Bhd	26,117
35,200	CIMB Group Holdings Bhd	50,570
27,900	Genting Bhd	60,055
16,200	Hai-O Enterprise Bhd	17,535
136,200	Kim Loong Resources Bhd	46,573
25,500	Malayan Banking Bhd	61,539
99,375	Matrix Concepts Holdings Bhd	50,849
22,300	Oriental Holdings BHD	34,506
241,800	OSK Holdings Bhd	60,078
27,400	Petronas Chemicals Group Bhd	60,192
127,300	RHB Bank Bhd	170,360
63,500	Sarawak Oil Palms Bhd	48,426
50,900	SKP Resources Bhd	18,657
50,600	Supermax Corp. Bhd	54,396
38,000	Tenaga Nasional Bhd	146,578
		1,015,919
	Mexico – 2.9%
31,200	Alfa S.A.B. de C.V. - Class A	42,453
6,200	America Movil S.A.B. de C.V. - ADR	106,082
52,000	Credito Real S.A.B. de C.V. SOFOM ER	73,350
98,500	Genomma Lab Internacional S.A.B. de C.V. - Class B *	78,587
44,900	Grupo Comercial Chedraui S.A. de C.V.	110,336
15,800	Grupo Financiero Banorte S.A.B. de C.V. - Class O	110,172
41,000	Grupo Mexico S.A.B. de C.V.	128,910
3,244	Grupo Sanborns S.A.B. de C.V.	3,377
6,400	Grupo Simec S.A.B. de C.V. *	20,971
36,300	Industrias Bachoco S.A.B. de C.V.	180,080
18,000	Mexichem S.A.B. de C.V.	63,017
23,900	Nemak S.A.B. de C.V. [1]	19,697
25,460	Rassini S.A.B. de C.V. - Class A	51,909

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Mexico (Continued)
26,192	Unifin Financiera S.A.B. de C.V. SOFOM ENR	$72,880
		1,061,821
	Peru – 0.2%
100	Credicorp Ltd.	22,877
61,923	Ferreycorp S.A.A.	44,667
697	Sociedad Minera Cerro Verde S.A.A.	18,122
		85,666
	Philippines – 1.1%
82,500	Alliance Global Group, Inc. *	18,518
18,760	Asia United Bank Corp.	21,125
25,220	Cebu Air, Inc.	33,410
911,700	Cosco Capital, Inc.	104,724
41,448	East West Banking Corp. *	11,270
194,100	Energy Development Corp. *	18,604
20,230	First Philippine Holdings Corp.	23,809
4,600	PLDT, Inc. - ADR	114,908
48,480	Semirara Mining & Power Corp.	28,939
177,500	Vista Land & Lifescapes, Inc.	20,055
		395,362
	Poland – 1.1%
1,935	Bank Handlowy w Warszawie S.A.	39,709
531	Bank Polska Kasa Opieki S.A.	16,251
1,731	Ciech S.A.	26,358
2,588	Dom Development S.A.	51,835
7,781	Energa S.A.	19,055
14,325	Famur S.A.	19,833
2,038	Jastrzebska Spolka Weglowa S.A. *	43,997
27,225	LC Corp. S.A.	18,251
741	Polski Koncern Naftowy ORLEN S.A.	18,783
12,371	Polskie Gornictwo Naftowe i Gazownictwo S.A. *	18,685
9,034	Powszechny Zaklad Ubezpieczen S.A.	103,819
241	Stalprodukt S.A.	32,510
		409,086
	Qatar – 0.6%
6,616	Doha Bank QSC	46,354
8,029	Masraf Al Rayan QSC	85,450
3,592	Ooredoo QSC	69,354
900	Qatar Industrial Manufacturing Co. QSC	10,135
7,971	Salam International Investment Ltd. QSC *	11,340
		222,633

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Russia – 3.4%
1,018	Bashneft PAO	$32,606
765	Cherkizovo Group PJSC	13,531
6,560,000	Federal Grid Co. Unified Energy System PJSC	17,893
25,400	Gazprom Neft PJSC	133,436
43,881	Gazprom PJSC - ADR	196,718
3,770,000	IDGC of Centre and Volga Region PJSC	18,677
3,422	Lukoil PJSC - ADR	245,631
126,900	Magnitogorsk Iron & Steel OJSC	93,966
7,330	Rosneft Oil Co. PJSC	49,161
111,700	Sberbank of Russia PJSC	384,159
45,100	Surgutneftegas OJSC	20,928
125,400,000	TGC-1 PJSC	19,269
167	VSMPO-AVISMA Corp. PJSC	44,374
		1,270,349
	South Africa – 6.5%
15,298	Absa Group Ltd.	199,702
77,548	Accelerate Property Fund Ltd. - REIT	30,919
2,828	African Rainbow Minerals Ltd.	24,381
1,157	Assore Ltd.	24,164
13,382	Astral Foods Ltd.	296,757
23,028	Blue Label Telecoms Ltd.	16,142
133,889	Delta Property Fund Ltd. - REIT	61,009
5,299	Exxaro Resources Ltd.	52,115
27,798	Grindrod Ltd. *	16,572
14,200	Harmony Gold Mining Co., Ltd. - ADR	24,140
7,276	Invicta Holdings Ltd.	18,345
2,100	Liberty Holdings Ltd.	18,420
377,577	Merafe Resources Ltd.	43,586
46,761	Metair Investments Ltd.	55,044
3,051	Naspers Ltd. - N Shares	751,194
12,975	Nedbank Group Ltd.	268,871
47,443	RMB Holdings Ltd.	296,854
7,131	Sappi Ltd.	50,826
45,137	Telkom S.A. SOC Ltd.	172,732
1,501	Wilson Bayly Holmes-Ovcon Ltd.	15,840
		2,437,613
	South Korea – 13.7%
986	Aekyung Petrochemical Co., Ltd.	10,136
15,220	BNK Financial Group, Inc.	122,043
1,775	Chongkundang Holdings Corp.	102,979
4,689	COWELL FASHION Co., Ltd.	24,982
344	Daelim Industrial Co., Ltd.	24,109
2,190	Daewon Pharmaceutical Co., Ltd.	37,686

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	South Korea (Continued)
848	Daou Technology, Inc.	$17,966
11,447	Dongwha Pharm Co., Ltd.	113,073
629	Dongwon Industries Co., Ltd.	178,807
201	Doosan Corp.	18,687
2,081	Doosan Infracore Co., Ltd. *	18,696
6,217	Eugene Corp.	37,680
1,596	Eugene Technology Co., Ltd.	22,828
1,967	F&F Co., Ltd.	137,153
576	GS Engineering & Construction Corp.	23,325
861	GS Holdings Corp.	41,409
3,752	Hana Financial Group, Inc.	150,596
1,580	Hanwha Chemical Corp.	29,873
3,364	HMC Investment Securities Co., Ltd.	28,959
8,198	Huvis Corp.	65,004
471	Hyundai Development Co.-Engineering & Construction	11,200
9,385	Industrial Bank of Korea	131,297
1,096	Jahwa Electronics Co., Ltd.	13,717
1,350	Jeju Air Co., Ltd.	51,229
1,800	KB Financial Group, Inc. - ADR	86,850
71	KCC Corp.	21,516
2,671	Kginicis Co., Ltd.	44,769
1,798	Kia Motors Corp.	50,951
276	KIWOOM Securities Co., Ltd.	22,921
661	Korea Investment Holdings Co., Ltd.	42,190
18,222	Korea Real Estate Investment & Trust Co., Ltd.	46,832
2,488	Kumho Industrial Co., Ltd.	23,242
221	Kumho Petrochemical Co., Ltd.	22,324
2,440	LF Corp.	59,983
1,779	LG Corp.	119,909
2,614	LG Electronics, Inc.	174,789
195	Lotte Chemical Corp.	62,667
70	Lotte Food Co., Ltd.	55,317
404	LS Corp.	27,086
3,051	Meritz Financial Group, Inc.	34,092
196	OCI Co., Ltd.	17,311
7,872	Orion Holdings Corp.	159,389
2,500	POSCO - ADR	183,375
843	Posco Daewoo Corp.	14,431
1,903	PSK, Inc.	39,892
35,500	Samsung Electronics Co., Ltd.	1,467,729
1,564	Samsung Securities Co., Ltd.	45,439
1,000	Shinhan Financial Group Co., Ltd. - ADR	39,220
382	Shinyoung Securities Co., Ltd.	19,772
477	Sindoh Co., Ltd.	21,619

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	South Korea (Continued)
257	SK Holdings Co., Ltd.	$60,537
5,173	SK Hynix, Inc.	399,079
541	SK Innovation Co., Ltd.	95,998
6,400	SK Telecom Co., Ltd. - ADR	158,656
2,582	Taeyoung Engineering & Construction Co., Ltd.	33,468
1,329	TechWing, Inc.	18,474
		5,083,261
	Taiwan – 11.7%
10,000	Arcadyan Technology Corp.	23,878
20,000	ASE Technology Holding Co., Ltd. - ADR	99,200
30,000	Asia Cement Corp.	39,982
19,000	Asia Vital Components Co., Ltd.	17,936
90,000	Bank of Kaohsiung Co., Ltd.	27,752
73,000	BES Engineering Corp.	19,458
12,000	Career Technology MFG. Co., Ltd.	21,363
6,000	Chilisin Electronics Corp.	24,891
412,000	China Development Financial Holding Corp.	150,728
38,192	China General Plastics Corp.	36,179
19,000	China Metal Products	19,022
44,000	China Motor Corp.	38,015
2,400	Chunghwa Telecom Co., Ltd. - ADR	82,728
17,000	Compeq Manufacturing Co., Ltd.	16,881
43,000	Continental Holdings Corp.	18,470
22,000	Coretronic Corp.	34,207
121,000	CTBC Financial Holding Co., Ltd.	82,013
17,000	Elite Semiconductor Memory Technology, Inc.	21,296
68,000	Far Eastern Department Stores Ltd.	39,426
43,000	Formosa Advanced Technologies Co., Ltd.	49,793
27,000	Formosa Chemicals & Fibre Corp.	106,275
4,000	Formosa Sumco Technology Corp.	19,338
46,000	Fubon Financial Holding Co., Ltd.	76,181
14,000	Getac Technology Corp.	21,333
8,000	Gigabyte Technology Co., Ltd.	16,045
4,000	Globalwafers Co., Ltd.	67,551
49,000	Grand Pacific Petrochemical	45,776
42,000	Great Wall Enterprise Co., Ltd.	54,534
24,000	Hannstar Board Corp.	22,539
57,000	HannStar Display Corp.	16,627
70,000	Hey Song Corp.	70,425
19,000	Hsin Kuang Steel Co., Ltd.	23,708
9,000	ITEQ Corp.	21,167
19,000	King Yuan Electronics Co., Ltd.	16,385
45,000	Macronix International *	62,471

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Taiwan (Continued)
10,000	Micro-Star International Co., Ltd.	$34,298
18,000	Mitac Holdings Corp.	19,932
14,000	Nan Ya Plastics Corp.	38,825
40,000	Nanya Technology Corp.	102,698
3,000	Phison Electronics Corp.	24,891
41,000	Powertech Technology, Inc.	115,846
132,000	Prince Housing & Development Corp.	47,429
343,000	Shin Kong Financial Holding Co., Ltd.	129,967
28,000	Shinkong Insurance Co., Ltd.	31,874
8,000	Sino-American Silicon Products, Inc.*	27,438
69,000	SinoPac Financial Holdings Co., Ltd.	25,920
7,000	Sitronix Technology Corp.	21,997
20,000	Supreme Electronics Co., Ltd.	22,571
42,000	Synnex Technology International Corp.	59,884
95,000	Systex Corp.	193,327
123,006	Taichung Commercial Bank Co., Ltd.	40,782
52,800	Taiwan Cement Corp.	67,867
24,500	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,009,645
8,000	Transcend Information, Inc.	20,252
6,000	Tripod Technology Corp.	16,541
90,000	Union Bank Of Taiwan	30,427
178,000	United Microelectronics Corp.	102,042
35,640	UPC Technology Corp.	21,712
11,000	Wah Lee Industrial Corp.	19,259
104,000	Walsin Lihwa Corp.	70,661
84,000	Waterland Financial Holdings Co., Ltd.	30,868
47,000	Winbond Electronics Corp.	30,628
15,000	WT Microelectronics Co., Ltd.	22,122
9,585	Yageo Corp.	244,524
22,000	YC INOX Co., Ltd.	18,325
375,000	Yuanta Financial Holding Co., Ltd.	172,715
12,000	Zhen Ding Technology Holding Ltd.	28,222
		4,347,062
	Thailand – 2.2%
17,200	AAPICO Hitech PCL	16,931
4,900	Advanced Info Service PCL	29,751
1,800	Bangkok Insurance PCL	18,882
27,300	Dhipaya Insurance PCL	19,365
2,700	Electricity Generating PCL	18,747
42,100	Indorama Ventures PCL	75,292
253,900	IRPC PCL	49,223
123,700	KGI Securities Thailand PCL	15,690
8,400	PTT Exploration & Production PCL	34,968

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Thailand (Continued)
31,600	PTT Global Chemical PCL	$77,647
79,000	PTT PCL	121,694
119,800	Rojana Industrial Park PCL	19,985
22,400	Saha-Union PCL	29,456
28,200	Somboon Advance Technology PCL	19,071
55,800	SPCG PCL	34,885
75,600	Sri Ayudhya Capital PCL	88,052
8,200	Thai Stanley Electric PCL	67,039
42,800	Thai Vegetable Oil PCL	37,628
53,000	Thaicom PCL	13,222
8,200	Tisco Financial Group PCL	19,225
147,500	True Corp. PCL	27,709
		834,462
	Turkey – 1.0%
17,411	Eczacibasi Yatirim Holding Ortakligi A.S.	32,980
81,201	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. - REIT	29,015
21,710	Eregli Demir ve Celik Fabrikalari TAS	48,661
4,446	TAV Havalimanlari Holding A.S.	26,195
14,005	Tekfen Holding A.S.	55,446
5,693	Turk Hava Yollari AO *	19,973
7,000	Turkcell Iletisim Hizmetleri A.S. - ADR	45,430
46,581	Turkiye Garanti Bankasi A.S.	67,240
18,213	Turkiye Is Bankasi - Class C	18,784
20,859	Turkiye Sise ve Cam Fabrikalari A.S.	21,174
		364,898
	United Arab Emirates – 0.4%
205,782	Aldar Properties PJSC	113,726
2,189	Orascom Construction Ltd.	17,567
		131,293
	Total Common Stocks (Cost $32,987,352)	36,174,077

	Preferred Stocks – 2.7%
	Brazil – 1.9%
62,000	Banco Pan S.A. - Preference	28,247
7,900	Cia de Saneamento do Parana - Preference	17,470
5,300	Cia Paranaense de Energia - Preference	28,948
169,882	Itausa - Investimentos Itau S.A. - Preference	471,634
23,900	Oi S.A.- Preference *	17,511
13,200	Petroleo Brasileiro S.A. - ADR - Preference	138,072
		701,882
	South Korea – 0.8%
200	LG Chem Ltd. - Preference	38,618

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	South Korea (Continued)
8,150	Samsung Electronics Co., Ltd. - Preference	$278,673
		317,291
	Total Preferred Stocks (Cost $913,047)	1,019,173

	Warrant – 0.0%
	Malaysia – 0.0%
4,260	Kim Loong Resources Bhd *	362

	Total Warrants (Cost $—)	362

	Total Investments – 99.9% (Cost $33,900,399)	37,193,612
	Other Assets in Excess of Liabilities – 0.1%	39,742

	Total Net Assets – 100.0%	$37,233,354

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $536,337 which represents 1.4% of Net Assets.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $0.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS — 96.3%
	AUSTRALIA — 6.0%
555,128	Beach Energy Ltd.	$787,737
36,909	Cedar Woods Properties Ltd.	168,641
138,184	CSR Ltd.	435,290
514,089	Domain Holdings Australia Ltd.	1,214,564
162,442	Downer EDI Ltd.	890,655
177,367	Eclipx Group Ltd.	404,544
357,792	FlexiGroup Ltd./Australia	608,725
402,997	Inghams Group Ltd.	1,098,810
106,051	IOOF Holdings Ltd.	720,926
11,368	JB Hi-Fi Ltd.	201,431
454,142	Link Administration Holdings Ltd.	2,591,241
147,972	McMillan Shakespeare Ltd.	1,786,438
899,494	Metcash Ltd.	1,757,555
173,258	Mineral Resources Ltd.	2,130,327
1,310,761	Nine Entertainment Co. Holdings Ltd.	2,181,356
207,171	RCR Tomlinson Ltd.	430,965
340,293	Sandfire Resources NL	1,865,797
946,557	Seven West Media Ltd.	583,687
73,354	Sims Metal Management Ltd.	934,637
46,414	SpeedCast International Ltd.	213,794
226,110	St Barbara Ltd.	692,105
352,866	Super Retail Group Ltd.	2,422,349
169,195	Virtus Health Ltd.	706,446
432,121	Whitehaven Coal Ltd.*	1,743,252
		26,571,272

	AUSTRIA — 0.9%
43,056	Austria Technologie & Systemtechnik A.G.	1,011,957
44,982	EVN A.G.	895,222
3,289	Kapsch TrafficCom A.G.	151,912
21,490	Porr Ag	761,397
144,936	Telekom Austria A.G.*	1,260,903
		4,081,391

	BELGIUM — 1.3%
53,702	AGFA-Gevaert N.V.*	256,579
902	Barco N.V.	127,832
20,235	Befimmo S.A. - REIT	1,216,182
4,651	bpost S.A.	73,256
3,475	Cie d'Entreprises CFE	433,969
15,372	D`ieteren S.A.	669,379

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	BELGIUM (Continued)
230,852	Econocom Group S.A.	$815,756
2,913	Elia System Operator S.A.	181,552
65,744	Fagron	1,216,172
30,598	Orange Belgium S.A.	490,885
8,361	Recticel S.A.	96,398
		5,577,960
	DENMARK — 1.4%
22,194	Alm Brand A/S	230,556
15,547	Dfds A/S	1,023,683
42,234	GN Store Nord A/S	2,014,740
19,869	Matas A/S	159,635
11,459	NNIT A/S1	297,417
26,327	PER Aarsleff Holding A/S – Class B	939,866
24,347	Scandinavian Tobacco Group A/S1	396,194
62,119	Spar Nord Bank A/S	669,676
4,027	Topdanmark A/S	172,642
15,158	TORM PLC	117,742
		6,022,151
	FINLAND — 1.8%
10,953	Atria OYJ	121,415
76,688	Cramo OYJ	1,637,422
9,601	DNA OYJ	190,291
168,672	Finnair OYJ	1,570,945
3,419	Kesko OYJ - B Shares	192,139
19,141	Metsa Board OYJ	198,527
176,532	Ramirent OYJ	1,768,004
95,956	Sanoma OYJ	950,920
151,922	Technopolis OYJ	685,710
27,004	Tieto OYJ	841,191
		8,156,564
	FRANCE — 4.1%
266,010	Altran Technologies S.A.	2,536,613
8,051	Aubay	353,031
4,152	Boiron S.A.	327,713
2,514	Bonduelle SCA	91,424
10,818	Cie des Alpes	374,430
110,194	Coface S.A.*	987,004
252,682	Derichebourg S.A.	1,530,511
6,070	Elis S.A.	139,542

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FRANCE (Continued)
16,145	Eramet	$1,602,795
21	Euronext N.V.[1]	1,305
22,428	Faurecia S.A.	1,524,747
4,350	Gaztransport Et Technigaz S.A.	285,100
2,461	Groupe Crit	208,633
13,902	Jacquet Metal Service S.A.	409,647
68,749	Korian S.A.	2,408,466
5,231	LNA Sante S.A.	333,972
29,744	Neopost S.A.	768,642
42,571	Nexity S.A.	2,623,353
19,960	Plastivaloire	350,094
6,545	Sopra Steria Group	1,158,692
200	Synergie S.A.	9,343
41,875	Television Francaise [1]	454,641
		18,479,698
	GERMANY — 4.9%
38,299	AURELIUS Equity Opportunities S.E. & Co. KGaA	2,364,578
12,478	Bauer A.G.	276,349
1,906	Bijou Brigitte A.G.	89,260
13,077	CECONOMY A.G.	107,405
19,538	Corestate Capital Holding S.A.*	1,061,202
257,447	Deutz A.G.	2,340,564
3,640	Draegerwerk A.G. & Co. KGaA	221,754
37,749	Elmos Semiconductor A.G.	1,017,440
30,459	Gerresheimer A.G.	2,592,861
12,377	GFT Technologies S.E.	197,262
94,716	Grand City Properties S.A.	2,460,933
9,558	H&R GmbH & Co. KGaA	128,081
33,118	Hamburger Hafen und Logistik A.G.	764,053
159,822	Kloeckner & Co. S.E.	1,760,434
24,586	Leoni A.G.	1,252,587
38,894	Salzgitter A.G.	1,923,779
17,585	Siltronic A.G.	3,066,888
2,000	Sixt S.E.	259,121
2,535	Stroeer S.E. & Co. KGaA	155,621
1,135	Wacker Chemie A.G.	165,300
21,084	Zeal Network S.E.	596,624
		22,802,096
	HONG KONG — 2.0%
2,065,000	CITIC Telecom International Holdings Ltd.	584,054
6,140,000	CSI Properties Ltd.	344,192
7,824,000	Emperor Capital Group Ltd.	473,481

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
664,000	Giordano International Ltd.	$376,451
3,539,000	Haitong International Securities Group Ltd.	1,596,114
151,500	HKBN Ltd.	234,707
172,317	Hopewell Holdings Ltd.	610,314
492,700	IT Ltd.	325,784
902,000	K Wah International Holdings Ltd.	521,726
140,000	Kowloon Development Co., Ltd.	163,025
2,086,000	Nameson Holdings Ltd.	358,780
949,000	Pacific Basin Shipping Ltd.*	247,857
975,400	Shun Tak Holdings Ltd.	395,176
1,600,000	Singamas Container Holdings Ltd.	203,845
725,000	Sun Hung Kai & Co., Ltd.	423,042
1,168,500	VSTECS Holdings Ltd.	632,700
1,216,000	Xinyi Glass Holdings Ltd.	1,431,481
		8,922,729
	IRELAND — 0.7%
324,429	C&C Group PLC	1,305,000
62,192	Dalata Hotel Group PLC*	494,511
133,164	Green REIT PLC	234,500
510,636	Irish Residential Properties REIT PLC	820,409
24,888	Origin Enterprises PLC	175,776
		3,030,196
	ISRAEL — 1.8%
24,585	Discount Investment Corp. Ltd.	69,895
17,153	First International Bank Of Israel Ltd.	368,872
178,775	Gazit-Globe Ltd.	1,645,984
157,673	Harel Insurance Investments & Financial Services Ltd.	1,211,251
2,026	Israel Corp. Ltd.	455,328
245,834	Israel Discount Bank Ltd. - Class A	776,557
37,208	Matrix IT Ltd.	391,007
9,533	Norstar Holdings, Inc.	165,053
42,568	Shufersal Ltd.	256,994
6,300	SodaStream International Ltd.*	549,990
50,022	Strauss Group Ltd.	1,024,224
56,230	Tower Semiconductor Ltd.*	1,146,742
		8,061,897
	ITALY — 3.9%
1,444,703	A2A S.p.A.	2,654,760
46,011	ACEA S.p.A.	727,934

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ITALY (Continued)
454,047	Anima Holding S.p.A.[1]	$2,440,131
19,146	ASTM S.p.A.	521,635
201,498	Banca Farmafactoring S.p.A.[1]	1,259,363
199,150	BPER Banca	1,113,349
216,627	Cairo Communication S.p.A.	820,710
46,564	Immobiliare Grande Distribuzione SIIQ S.p.A. - REIT	393,714
98,905	Iren S.p.A.	280,107
9,586	La Doria S.p.A.	117,695
313,817	Maire Tecnimont S.p.A.	1,628,531
61,335	Mediaset S.p.A.*	208,203
638,066	Saras S.p.A.	1,529,508
153,560	Societa Iniziative Autostradali e Servizi S.p.A.	2,725,726
242,627	Unipol Gruppo S.p.A.	1,009,433
		17,430,799
	JAPAN — 29.9%
1,072	AEON REIT Investment Corp.	1,145,678
93,100	Aichi Corp.	530,382
22,400	Aichi Steel Corp.	858,418
51,000	Aisan Industry Co., Ltd.	463,864
100,050	AOKI Holdings, Inc.	1,430,756
84,400	Arcs Co., Ltd.	2,109,717
24,300	Asahi Holdings, Inc.	486,369
9,400	Avex Group Holdings, Inc.	128,791
11,739	Axial Retailing, Inc.	428,867
11,276	Bando Chemical Industries Ltd.	123,737
47,000	BML, Inc.	1,175,263
34,600	Canon Electronics, Inc.	729,659
7,200	Canon Marketing Japan, Inc.	150,677
7,000	Chori Co., Ltd.	129,902
23,400	Chubu Shiryo Co., Ltd.	339,443
45,276	CI Takiron Corp.	260,768
213,300	Citizen Watch Co., Ltd.	1,400,190
78,800	CKD Corp.	1,196,641
15,900	Cleanup Corp.	114,613
44,600	CMIC Holdings Co., Ltd.	996,385
13,012	Corona Corp.	148,955
11,800	Cosmo Energy Holdings Co., Ltd.	415,794
41,300	Daido Metal Co., Ltd.	428,827
174,000	Daiho Corp.	1,037,947
9,576	Daiichi Jitsugyo Co., Ltd.	304,884
41,900	Daikyonishikawa Corp.	620,546
26,600	DIC Corp.	865,930

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
20,700	Elematec Corp.	$486,514
23,400	Exedy Corp.	750,248
8,200	FCC Co., Ltd.	239,807
74,500	Ferrotec Holdings Corp.	1,110,687
82,700	Financial Products Group Co., Ltd.	1,001,438
334	Frontier Real Estate Investment Corp. - REIT	1,344,185
69,700	Fuji Machine Manufacturing Co., Ltd.	1,228,002
19,874	Fujimi, Inc.	494,295
6,000	Fuso Pharmaceutical Industries Ltd.	157,761
130,400	Geo Holdings Corp.	1,640,860
52,000	Godo Steel Ltd.	1,070,089
12,700	Hakuto Co., Ltd.	181,274
162,100	Haseko Corp.	2,144,130
147,200	Hazama Ando Corp.	1,166,384
54,300	Heiwado Co., Ltd.	1,385,484
26,900	Hibiya Engineering Ltd.	538,168
148,200	Hiroshima Bank Ltd.	1,019,235
119,700	Hokuhoku Financial Group, Inc.	1,722,464
1,245	Ichigo Office REIT Investment	1,028,824
40,200	Ichiyoshi Securities Co., Ltd.	393,677
68,200	Inabata & Co., Ltd.	1,003,345
9,431	Invesco Office J-REIT, Inc.	1,319,994
3,665	Invincible Investment Corp. - REIT	1,617,562
35,600	Itochu Enex Co., Ltd.	345,764
5,200	Itochu-Shokuhin Co., Ltd.	280,893
84,000	Japan Aviation Electronics Industry Ltd.	1,445,387
5,360	Japan Pulp & Paper Co., Ltd.	231,293
213,700	Japan Securities Finance Co., Ltd.	1,190,673
19,000	J-Oil Mills, Inc.	647,409
614,200	JVC Kenwood Corp.	1,719,310
30,500	Kaga Electronics Co., Ltd.	680,839
37,200	Kaken Pharmaceutical Co., Ltd.	1,926,289
35,100	Kanamoto Co., Ltd.	1,090,842
81,140	Kanematsu Corp.	1,163,238
17,824	Kasai Kogyo Co., Ltd.	222,212
31,300	Kato Sangyo Co., Ltd.	1,060,922
31,600	Keihin Corp.	649,437
511	Kenedix Retail REIT Corp.	1,115,549
31,400	Kumagai Gumi Co., Ltd.	1,098,010
65,649	Kurabo Industries Ltd.	204,905
181,000	Makino Milling Machine Co., Ltd.	1,453,633
1,908	MCUBS MidCity Investment Corp. - REIT	1,402,653
90,000	Mirait Holdings Corp.	1,381,210

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
5,584	Mitsubishi Steel Manufacturing Co., Ltd.	$113,113
43,100	Mitsui Sugar Co., Ltd.	1,306,703
45,000	Mixi, Inc.	1,181,997
11,332	Miyazaki Bank Ltd.	343,563
32,600	Nanto Bank Ltd.	850,169
33,180	NEC Capital Solutions Ltd.	560,839
10,120	Nippon Beet Sugar Manufacturing Co., Ltd.	212,329
24,300	Nippon Carbon Co., Ltd.	1,395,215
355,400	Nippon Light Metal Holdings Co., Ltd.	800,973
551	NIPPON REIT Investment Corp.	1,707,477
158,400	Nippon Sheet Glass Co., Ltd.	1,653,202
20,800	Nippon Steel & Sumikin Bussan Corp.	1,065,904
31,980	Nishio Rent All Co., Ltd.	1,012,469
17,195	NuFlare Technology, Inc.	1,054,936
22,500	OKUMA Corp.	1,263,694
46,100	Okumura Corp.	1,513,098
173,100	Penta-Ocean Construction Co., Ltd.	1,086,761
71,700	Pressance Corp.	1,088,822
412,462	Prima Meat Packers Ltd.	2,069,411
81,800	Raito Kogyo Co., Ltd.	894,705
8,502	Retail Partners Co., Ltd.	116,183
33,217	Ryobi Ltd.	1,106,590
62,900	Ryoyo Electro Corp.	1,010,878
133,200	San-In Godo Bank Ltd.	1,247,242
20,400	Sanoh Industrial Co., Ltd.	132,637
38,400	Sawai Pharmaceutical Co., Ltd.	1,809,847
22,200	SCREEN Holdings Co., Ltd.	1,618,119
84,500	Shikoku Electric Power Co., Inc.	1,126,767
27,100	Shinko Plantech Co., Ltd.	255,695
10,800	Shinko Shoji Co., Ltd.	162,365
94,400	Shinoken Group Co., Ltd.	1,661,487
35,300	Showa Corp.	592,253
47,400	Showa Denko KK	2,255,225
10,200	Sinanen Holdings Co., Ltd.	252,594
224,500	SKY Perfect JSAT Holdings, Inc.	1,070,147
86,600	Sodick Co., Ltd.	787,660
596,100	Sojitz Corp.	2,159,107
30,600	Star Micronics Co., Ltd.	548,427
19,300	Starzen Co., Ltd.	1,027,009
27,100	Sumitomo Densetsu Co., Ltd.	468,248
21,700	Sumitomo Forestry Co., Ltd.	353,403
180,700	Sumitomo Mitsui Construction Co., Ltd.	1,415,671
35,676	Sumitomo Rubber Industries Ltd.	588,990

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
13,900	Takasago Thermal Engineering Co., Ltd.	$272,617
163,700	Tamura Corp.	1,080,451
92,100	Tatsuta Electric Wire and Cable Co., Ltd.	523,038
43,600	T-Gaia Corp.	1,055,150
8,680	Toenec Corp.	256,949
7,500	Toho Zinc Co., Ltd.	277,355
105,900	Tokai Carbon Co., Ltd.	1,942,502
37,500	Tokai Rika Co., Ltd.	775,388
160,800	Tokai Tokyo Financial Holdings, Inc.	923,254
42,800	Tokuyama Corp.	1,347,368
38,700	Tokyo Seimitsu Co., Ltd.	1,310,017
15,800	Topre Corp.	415,436
5,900	Topy Industries Ltd.	161,463
61,900	Tosei Corp.	607,845
76,000	Tosoh Corp.	1,237,043
67,800	Towa Bank Ltd.	724,599
26,500	Towa Pharmaceutical Co., Ltd.	1,471,761
225,878	Toyo Construction Co., Ltd.	963,590
38,000	Toyo Ink SC Holdings Co., Ltd.	1,038,233
38,200	Toyota Boshoku Corp.	705,478
19,600	TS Tech Co., Ltd.	805,455
56,800	Ube Industries Ltd.	1,521,406
28,600	UKC Holdings Corp.	583,178
31,300	Ulvac, Inc.	1,224,679
27,800	Unipres Corp.	562,887
33,900	UNITED, Inc./Japan	705,195
40,000	Universal Entertainment Corp.*	1,305,728
7,000	V Technology Co., Ltd.	1,235,165
46,500	Valor Holdings Co., Ltd.	997,245
58,100	Vital KSK Holdings, Inc.	600,148
129,300	Yokohama Reito Co., Ltd.	1,161,000
36,100	Yorozu Corp.	573,390
101,691	Yurtec Corp.	835,792
22,200	Zenkoku Hosho Co., Ltd.	976,828
		133,497,455
	NETHERLANDS — 2.7%
8,578	Arcadis N.V.	156,875
50,285	ASR Nederland N.V.	2,252,006
70,088	BE Semiconductor Industries N.V.	1,524,365

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
34,128	Flow Traders[1]	$1,013,624
51,934	ForFarmers N.V.	590,270
124,558	Koninklijke BAM Groep N.V.	511,806
31,603	Koninklijke Volkerwessels N.V.	681,800
22,015	NSI N.V. - REIT	858,513
173,851	SBM Offshore N.V.	2,700,667
45,679	Wereldhave N.V. - REIT	1,697,473
		11,987,399
	NEW ZEALAND — 0.7%
552,516	Air New Zealand Ltd.	1,222,080
235,450	Infratil Ltd.	555,284
108,881	New Zealand Refining Co., Ltd.	180,343
351,434	SKY Network Television Ltd.	649,162
40,915	Summerset Group Holdings Ltd.	215,577
66,952	Tourism Holdings Ltd.	278,377
36,280	Z Energy Ltd.	177,555
		3,278,378
	NORWAY — 2.5%
27,310	Aker BP A.S.A.	976,326
66,417	Atea A.S.A.*	949,431
143,046	Austevoll Seafood A.S.A.	2,083,424
51,206	Axactor A.B.*	144,640
554,640	B2Holding A.S.A.	1,187,247
105,083	Evry A.S.[1]	416,766
141,441	Grieg Seafood A.S.A.	1,679,424
158,467	Kongsberg Automotive A.S.A.*	184,564
219,606	Leroy Seafood Group A.S.A.	1,727,404
73,456	Selvaag Bolig A.S.A.	400,299
1,000	SpareBank 1 Nord Norge	7,601
123,311	SpareBank 1 SMN	1,289,545
		11,046,671
	PORTUGAL — 0.6%
88,946	Altri SGPS S.A.	910,053
16,707	Mota-Engil SGPS S.A.	55,970
146,323	NOS SGPS S.A.	852,410
844,485	Sonae SGPS S.A.	960,316
		2,778,749

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE — 1.5%
565,400	Accordia Golf Trust	$247,108
599,300	CapitaLand Retail China Trust - REIT	682,323
517,173	Chip Eng Seng Corp. Ltd.	305,806
1,310,540	Frasers Logistics & Industrial Trust - REIT	1,010,774
232,597	GuocoLand Ltd.	346,828
209,094	Keppel DC REIT - REIT	216,558
658,000	M1 Ltd./Singapore	792,655
725,300	Mapletree North Asia Commercial Trust - REIT	612,675
649,075	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	212,163
160,100	StarHub Ltd.	202,271
75,100	Venture Corp. Ltd.	920,132
1,200,306	Yanlord Land Group Ltd.	1,340,139
		6,889,432
	SPAIN — 2.5%
61,045	CIE Automotive S.A.	1,877,319
5,101	Corp Financiera Alba S.A.	293,761
69,656	Distribuidora Internacional de Alimentacion S.A.	155,814
73,743	eDreams ODIGEO S.A.*	333,275
234,674	Ence Energia y Celulosa S.A.	2,214,475
78,882	Euskaltel S.A.[1]	733,754
46,759	Faes Farma S.A.	204,215
260,729	Gestamp Automocion S.A.[1]	1,963,394
16,559	Grupo Catalana Occidente S.A.	707,707
314,306	Liberbank S.A.*	185,232
1	Papeles y Cartones de Europa S.A.	11
827,071	Sacyr S.A.	2,640,206
		11,309,163
	SWEDEN — 5.7%
426,390	Arjo A.B.	1,447,486
299,244	Betsson A.B.	2,670,497
119,414	Bilia A.B. - A Shares	1,019,901
63,723	Capio A.B.[1]	380,468
231,557	Dios Fastigheter A.B.	1,478,668
25,359	Gunnebo A.B.	79,310
189,660	Hemfosa Fastigheter A.B.	2,603,430
48,879	Inwido A.B.	361,048
216,295	KappAhl A.B.*	934,745
31,905	Klovern A.B. - A Shares	41,727
21,900	Lindab International A.B.	149,437
72,085	Loomis A.B. - Class B	2,261,008
132,753	Mycronic A.B.	1,353,498

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN (Continued)
32,606	NCC A.B. - B Shares	$526,932
243,901	Nobia A.B.	1,834,874
246,888	Nobina A.B.[1]	1,712,745
297,354	Peab A.B.	2,395,943
107,046	Resurs Holding A.B.[1]	831,484
623,576	SSAB A.B.	2,472,887
58,641	Tethys Oil A.B.	727,594
4,756	Wihlborgs Fastigheter A.B.	56,620
		25,340,302
	SWITZERLAND — 3.7%
10,564	ALSO Holding A.G.*	1,156,471
21,237	BKW A.G.	1,432,672
14,695	Bobst Group S.A.	1,362,352
78,479	EFG International A.G.*	585,700
4,008	Feintool International Holding A.G.*	449,291
49,104	Galenica A.G.*[1]	2,806,793
119,383	GAM Holding A.G.*	1,209,262
532	Georg Fischer A.G.	686,625
17,234	Implenia A.G.	1,364,518
31,374	Landis+Gyr Group A.G.*	2,004,045
4,985	Siegfried Holding A.G.*	2,152,179
252	St. Galler Kantonalbank A.G.	129,538
4,356	Sunrise Communications Group A.G.*[1]	383,822
80	Vetropack Holding A.G.	164,007
9,542	Zehnder Group A.G.	415,330
		16,302,605
	UNITED KINGDOM — 17.5%
25,579	Aggreko PLC	249,512
168,876	Alliance Pharma PLC	206,579
180,298	Arrow Global Group PLC	604,622
13,439	Barratt Developments PLC	94,191
70,703	Bellway PLC	2,706,925
6,305	Berkeley Group Holdings PLC	308,919
239,966	Biffa PLC[1]	727,552
78,509	Bovis Homes Group PLC	1,188,609
488,795	Capital & Regional PLC - REIT	304,414
301,060	Central Asia Metals PLC	950,321
215,894	Charter Court Financial Services Group PLC*[1]	959,608
386,729	CMC Markets PLC[1]	999,942
136,390	Computacenter PLC	2,803,343
284,313	Conviviality PLC	-

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
261,070	Crest Nicholson Holdings PLC	$1,304,836
89,902	Dart Group PLC	1,086,163
258,028	Dixons Carphone PLC	599,096
49,856	Drax Group PLC	238,058
52,925	EMIS Group PLC	633,516
1,356,295	EnQuest PLC*	642,634
496,058	Equiniti Group PLC[1]	1,393,312
431,447	Evraz PLC	3,154,167
595,989	Ferrexpo PLC	1,526,151
27,745	Forterra PLC[1]	108,518
225,797	Galliford Try PLC	2,763,561
105,200	Go-Ahead Group PLC	2,129,130
295,714	Gocompare.Com Group PLC	471,962
775,263	Hansteen Holdings PLC - REIT	1,119,293
161,610	Hikma Pharmaceuticals PLC	3,480,798
132,670	IG Group Holdings PLC	1,602,871
195,061	International Personal Finance PLC	614,958
790,974	Intu Properties PLC - REIT	1,812,627
217,804	John Laing Group PLC[1]	833,596
150,766	JPJ Group PLC*	1,968,922
182,991	Just Group PLC	260,112
73,325	Keller Group PLC	1,037,464
28,562	Kier Group PLC	362,508
1,179,757	Man Group PLC	2,686,545
19,322	Micro Focus International PLC	317,004
232,385	Mitchells & Butlers PLC	772,278
221,026	Moneysupermarket.com Group PLC	911,199
7,485	Morgan Sindall Group PLC	138,520
269,923	N Brown Group PLC	514,409
278,571	National Express Group PLC	1,479,326
357,072	NewRiver REIT PLC	1,284,128
34,636	Northgate PLC	198,660
296,532	OneSavings Bank PLC	1,693,023
10,490	Oxford Instruments PLC	131,349
2,183,416	Pendragon PLC	669,153
4,701	Pennon Group PLC	46,362
201,096	Plus500 Ltd.	4,898,729
1,901,431	Premier Oil PLC*	3,194,424
1,021,153	RDI REIT PLC - REIT	477,137
345,299	Redrow PLC	2,433,726
45,633	Restaurant Group PLC	158,718
59,989	RPC Group PLC	641,541
187,815	Safestore Holdings PLC - REIT	1,380,449

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
90,118	Saga PLC	$146,905
131,644	Savills PLC	1,530,865
24,242	Spectris PLC	736,583
26,845	Staffline Group PLC	384,758
957,078	Stagecoach Group PLC	2,004,852
337,349	Tate & Lyle PLC	2,762,906
171,743	Telford Homes PLC	924,198
1,200,928	Thomas Cook Group PLC	1,511,602
37,137	TT Electronics PLC	112,595
57,265	UDG Healthcare PLC	631,351
219,984	Vesuvius PLC	1,831,997
158,429	Watkin Jones PLC	408,809
		78,262,891

	Total Common Stocks (Cost $416,820,693)	429,829,798
	PREFERRED STOCKS — 0.6%
	GERMANY — 0.6%
9,199	Draegerwerk A.G. & Co. KGaA	706,167
20,829	Sixt S.E.	1,736,562
1,458	STO S.E. & Co. KGaA	187,535
		2,630,264

	Total Preferred Stocks (Cost $2,171,472)	2,630,264
	UNITS — 0.8%
	AUSTRALIA — 0.7%
483,630	Abacus Property Group - REIT	1,343,816
200,143	Aventus Retail Property Fund Ltd. - REIT	340,511
1,686,057	Cromwell Property Group - REIT	1,390,433
		3,074,760
	SINGAPORE — 0.1%
853,900	Far East Hospitality Trust	432,783
657,000	OUE Hospitality Trust	393,312
		826,095

	Total Units (Cost $3,800,979)	3,900,855

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS — 1.7%
$7,498,339	UMB Money Market Fiduciary, 0.25%[2]	$7,498,339

	Total Short-Term Investments (Cost $7,498,339)	7,498,339

	TOTAL INVESTMENTS — 99.4% (Cost $430,291,483)	443,859,256
	Other Assets in Excess of Liabilities — 0.6%	2,541,296
	TOTAL NET ASSETS — 100.0%	$446,400,552

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $19,659,787 which represents 4.40% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

Note 1 – Organization

Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Federal Income Taxes

At July 31, 2018, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$33,906,996	$430,491,325

Gross unrealized appreciation	$5,777,342	$44,047,911
Gross unrealized depreciation	(2,490,726)	(30,679,980)
Net unrealized appreciation on investments	$3,286,616	$13,367,931

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2018, in valuing the Funds’ assets carried at fair value:

Emerging Markets	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock
Brazil	$1,744,669	$-	$-	$1,744,669
Chile	455,988	-	-	455,988
China	11,564,210	-	-	11,564,210
Colombia	272,362	-	-	272,362
Czech Republic	92,516	-	-	92,516
Egypt	122,938	-	-	122,938
Greece	187,263	-	-	187,263
Hungary	16,806	-	-	16,806
India	3,315,334	-	-	3,315,334
Indonesia	742,566	-	-	742,566
Malaysia	1,015,919	-	-	1,015,919
Mexico	1,061,821	-	-	1,061,821
Peru	85,666	-	-	85,666
Philippines	395,362	-	-	395,362
Poland	409,086	-	-	409,086
Qatar	222,633	-	-	222,633
Russia	1,270,349	-	-	1,270,349
South Africa	2,437,613	-	-	2,437,613
South Korea	5,083,261	-	-	5,083,261
Taiwan	4,347,062	-	-	4,347,062
Thailand	834,462	-	-	834,462
Turkey	364,898	-	-	364,898
United Arab Emirates	131,293	-	-	131,293
Preferred Stocks***	1,019,173	-	-	1,019,173
Warrants***	362	-	-	362
Total Investments	$37,193,612	$-	$-	$37,193,612

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

International Small Cap	Level 1	Level 2	Level 3****	Total
Investments
Common Stock
Australia	$26,140,307	$430,965	$-	$26,571,272
Austria	4,081,391	-	-	4,081,391
Belgium	5,577,960	-	-	5,577,960
Denmark	6,022,151	-	-	6,022,151
Finland	8,156,564	-	-	8,156,564
France	18,479,698	-	-	18,479,698
Germany	22,802,096	-	-	22,802,096
Hong Kong	8,922,729	-	-	8,922,729
Ireland	3,030,196	-	-	3,030,196
Israel	8,061,897	-	-	8,061,897
Italy	17,430,799	-	-	17,430,799
Japan	133,497,455	-	-	133,497,455
Luxembourg	1,061,202	-	-	1,061,202
Netherlands	11,987,399	-	-	11,987,399
New Zealand	3,278,378	-	-	3,278,378
Norway	11,046,671	-	-	11,046,671
Portugal	2,778,749	-	-	2,778,749
Singapore	6,889,432	-	-	6,889,432
Spain	11,309,163	-	-	11,309,163
Sweden	25,340,302	-	-	25,340,302
Switzerland	16,302,605	-	-	16,302,605
United Kingdom	78,262,891	-	-	78,262,891
Preferred Stocks***	2,630,264	-	-	2,630,264
Units***	3,900,855	-	-	3,900,855
Short-Term Investments	7,498,339	-	-	7,498,339
Total Investments	$443,428,291	$430,965	$-	$443,859,256

*	The Emerging Markets Fund did not hold any Level 2 securities at period end.
**	The Emerging Markets Fund held Level 3 securities valued at zero at period end.
***	All preferred stocks, warrants, and units held in the Funds are Level 1 securities. For a detailed break-out by country, please refer to the Schedule of Investments.
****	The International Small Cap Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2017 to July 31, 2018, represented by recognizing the July 31, 2018 market value of securities:

Segall Bryant & Hamill Funds

NOTES TO SCHEDULE OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

	Emerging Markets Fund	International Small Cap Fund
Transfers into Level 1	$73,619	$17,987,062
Transfers out of Level 1	-	-
Net transfers in (out) of Level 1	$73,619	$17,987,062

Transfers into Level 2	$-	$-
Transfers out of Level 2	(73,619)	(17,987,062)
Net transfers in (out) of Level 2	$(73,619)	$(17,987,062)

The Emerging Markets Fund held level 3 securities valued at zero at period end. There was no change in valuation from October 31, 2017.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2018:

	Fair Value	Valuation	Unobservable	Impact to Valuation from an
	July 31, 2018	Methodologies	Input(1)	Increase in Input(2)
Common Stock	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/1/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/1/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/1/18